ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11.    ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Salary and welfare payable	6,866	8,101	1,271
Payable for acquisition of noncontrolling interests	245	245	38
Accrued rental	1,768	1,140	179
Accrued expenses	14,136	8,174	1,283
Value added tax and other taxes payable	263	417	65
Payable for property and equipment	559	71	11
Accrued utilities	52	58	9
Other payables	1,464	1,564	246
Total	25,353	19,770	3,102